Insurance	9 Months Ended
Jul. 31, 2024
Insurance [Abstract]
Insurance
NOTE 14: INSURANCE
(a)

INSURANCE SERVICE RESULT
Insurance revenue and expenses are presented

on the Interim Consolidated Statement

of Income under Insurance revenue and Insurance

service expenses,
respectively. Net income or expense from reinsurance is presented in other income (loss).
The following table presents components of the

insurance service result
presented on the Interim Consolidated Statement

of Income for the Bank which includes

the results of property and casualty insurance,

life and health insurance,
as well as reinsurance issued and held in

Canada and internationally.
Insurance Service Result
(millions of Canadian dollars) For the three months ended For the nine months ended
July 31, 2024 July 31, 2023 July 31, 2024 July 31, 2023
Insurance revenue $ 1,782 $ 1,611 $ 5,123 $ 4,667
Insurance service expenses 1,669 1,386 4,283 3,668
Insurance service result before reinsurance

contracts held

113 225

840 999
Net income (expense) from reinsurance

contracts held
6 (24) (13) (108)
Insurance service result $ 119 $ 201 $ 827 $ 891
For the three and nine months ended July

31, 2024, the Bank recognized insurance

finance expenses (income) of $
130

million and $
310

million, respectively
(three and nine months ended July 31, 2023 –

($
18 ) million and $ 166

million, respectively), from insurance and reinsurance

contracts in other income (loss). The
Bank’s investment return on securities supporting

insurance contracts is comprised

of interest income reported in net interest

income and fair value changes
reported in other income (loss). Investment return

(loss) on securities supporting insurance

contracts was $
117

million and $
283

million, respectively, for the three
and nine months ended July 31, 2024 (three and

nine months ended July 31, 2023 – ($
24 ) million and $ 182

million, respectively).
(b)

INSURANCE CONTRACT LIABILITIES

Insurance contract liabilities are comprised

of amounts related to the LRC, LIC and

other insurance liabilities.

The following table presents LRC and LIC balances

for property and casualty insurance contracts.
Property and casualty insurance contract liabilities by

LRC and LIC
(millions of Canadian dollars) As at
July 31, 2024 July 31, 2023
Liability for Liability for Liability for Liability for
remaining coverage incurred claims Total remaining coverage incurred claims Total
Estimates Estimates
of the of the

present

present

Excluding value of Excluding value of
loss Loss future Risk loss Loss future Risk
component component cash flows adjustment component component cash flows adjustment
Balance at beginning of period
Insurance contract liabilities $ 630 $ 129 $ 4,740 $ 220 $ 5,719 $ 623 $ 113 $ 4,700 $ 208 $ 5,644
Balance at end of period
Insurance contract liabilities $ 699 $ 144 $ 5,124 $ 234 $ 6,201 $ 577 $ 144 $ 4,692 $ 205 $ 5,618
For property and casualty contracts,

during the three and nine months ended

July 31, 2024, the Bank recognized insurance

revenue of $
1,416

million and
$ 4,047

million, respectively (three and nine months

ended July 31, 2023 – $
1,258

million and $
3,616

million, respectively), insurance service expenses

of
$ 1,444

million and $
3,648

million, respectively (three and nine months ended

July 31, 2023 – $
1,205

million and $
3,108

million, respectively), and insurance
finance expenses of $ 141

million and $
339

million, respectively (insurance finance expenses

(income) during the three and nine

months ended July 31, 2023 –
($ 21 ) million and $ 179

million, respectively).
Other insurance liabilities were $ 142

million as at July 31, 2024 (October 31, 2023

– $
127

million) and include life and health insurance

contract liabilities of
$ 122

million (October 31, 2023 – $
124

million).
(c)

RISK ADJUSTMENT FOR NON-FINANCIAL

RISK AND DISCOUNTING
The risk adjustment reflects an amount that

an insurer would rationally pay to remove

the uncertainty that future cash flows will exceed

the expected value amount.
The Bank has estimated the risk adjustment

for its property and casualty operations’

LIC using statistical techniques in accordance

with Canadian accepted
actuarial principles to develop potential future observations and a confidence level of 90th percentile.
Insurance contract liabilities are calculated

by discounting expected future cash flows.

The interest rates used to discount the Bank’s

insurance balances over a
duration of 1

to
10 years

range from
4.7 % to 4.2 % as at July 31, 2024 (October 31, 2023 – 5.7 % to 5.5%).